Schedule of Property, Equipment and Leasehold Improvement, Net (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Total property, equipment and leasehold improvement	¥ 9,522	¥ 9,445
Less: accumulated depreciation	(8,154)	(7,778)
Property, equipment and leasehold improvement, net	1,368	1,667
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total property, equipment and leasehold improvement	3,735	3,697
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property, equipment and leasehold improvement	1,311	1,569
Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property, equipment and leasehold improvement	¥ 4,476	¥ 4,179